Contingencies, Commitments and Guarantees (details) - Commitments (USD $) In Billions, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
Contingencies and Commitments disclosure
Unfunded commitments to private equity limited partnerships and real estate partnerships	$ 1.59	$ 1.52